Consolidated Balance Sheets (Parenthetical) - ₪ / shares		Jun. 30, 2018	Dec. 31, 2017
Statement of financial position [Abstract]
Ordinary shares, par value
Ordinary shares, authorized		500,000,000	500,000,000
Ordinary shares, issued	[1]	130,192,799	120,185,659
Ordinary shares, outstanding	[1]	130,192,799	120,185,659
Treasury shares		2,641,693	2,641,693

[1]	Net of 2,641,693 treasury shares of the Company held by the Company.